Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance
Our CEO is the principal executive officer (“PEO”). The following table sets forth information concerning the compensation of our PEO and other NEOs for each of the fiscal years ending December 31, 2020, 2021 and 2022 and our financial performance for each such fiscal year.

(A)	(B)	(C)	(D)	(E)	(F)	(G)	(H)	(I)

					Value of Initial Fixed $100 Investment Based on: (5)

Year	Summary Compensation Table Total for PEO (1) (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Total Shareholder Return	Peer Group Total Shareholder Return (4)	Net Income (Loss) (6)	Adjusted CASM ex-fuel (7)

2022	$3,166,110	$2,445,523	$1,581,215	$1,231,584	$48.33	$48.03	($544,150)	$0.0673

2021	$3,871,281	$3,113,927	$1,671,535	$1,368,937	$54.20	$74.24	($472,569)	$0.0674

2020	$2,591,445	$618,389	$1,064,081	$370,397	$60.65	$75.55	($428,700)	$0.0790

(1)	Edward M. Christie III served as the principal executive officer of the Company during 2020, 2021, and 2022.
(2)
The dollar amounts reported as total compensation for the Company’s PEO and the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding the PEO) for each corresponding year are the amounts reported in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – 2022 Summary Compensation Table” of this Proxy Statement and the Company’s proxy statements for 2021 and 2020. The names of each of the NEOs (excluding the PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Scott M. Haralson, John Bendoraitis, Matthew H. Klein, and Melinda C. Grindle; (ii) for 2021, Scott M. Haralson, John Bendoraitis, Matthew H. Klein, and Thomas C. Canfield; and (iii) for 2020, Scott M. Haralson, John Bendoraitis, Matthew H. Klein, and Thomas C. Canfield.

(3)
The dollar amounts reported as “compensation actually paid” to the Company’s PEO and the average amount reported as “compensation actually paid” to the NEOs as a group (excluding the PEO), are computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to such PEO and NEOs during the applicable year. The valuation methodologies and assumptions used when calculating the equity values included in compensation actually paid are not materially different than those used when calculating the amounts included in the Summary Compensation Table. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the PEO’s total reported compensation for each year to determine the compensation actually paid:

Year	PEO or NEOs	Reported Summary Compensation Table Total	[Less] Reported Value of Equity Awards (a)	[Plus] Fair Value at Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	[Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	[Plus] Change in Fair Value as of vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	[Less] Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	[Plus] Value of Dividends other Earnings or Paid on Stock or Option Awards Not Otherwise Reflected in Value of Total Compensation	[Equals] Compensation Actually Paid

2022	PEO	$3,166,110	$1,320,730	$869,534	($214,679)	$0	($54,712)	$0	$0	$2,445,523

2022	NEOs	$1,581,215	$745,738	$507,819	($92,250)	$0	($19,462)	$0	$0	$1,231,584

2021	PEO	$3,871,281	$2,101,739	$1,824,984	($368,367)	$0	($2,564)	$109,668	$0	$3,113,927

2021	NEOs	$1,671,535	$860,774	$733,482	($123,681)	$0	($17,554)	$34,070	$0	$1,368,937

2020	PEO	$2,591,445	$1,921,116	$1,158,564	($816,017)	$0	($10,636)	$383,851	$0	$618,389

2020	NEOs	$1,064,081	$655,503	$395,311	($250,729)	$0	($36,898)	$145,866	$0	$370,397

(a)
For the PEO, the grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. For the NEOs, the grant date fair value of equity awards repres
e
nts the average of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(4)	The selected peer group is the NYSE Arca Airline Index (^XAL).
(5)	The comparison of total shareholder returns assumes that $100 was invested on December 31, 2019, in Spirit Airlines Inc. and the NYSE Arca Airline Index (^XAL).
(6)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
(7)	“Adjusted CASM ex-fuel ” is defined as operating costs excluding aircraft fuel expense and special items per available seat mile.

Company Selected Measure Name	Adjusted CASM ex-fuel
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported as total compensation for the Company’s PEO and the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding the PEO) for each corresponding year are the amounts reported in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – 2022 Summary Compensation Table” of this Proxy Statement and the Company’s proxy statements for 2021 and 2020. The names of each of the NEOs (excluding the PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Scott M. Haralson, John Bendoraitis, Matthew H. Klein, and Melinda C. Grindle; (ii) for 2021, Scott M. Haralson, John Bendoraitis, Matthew H. Klein, and Thomas C. Canfield; and (iii) for 2020, Scott M. Haralson, John Bendoraitis, Matthew H. Klein, and Thomas C. Canfield.
Peer Group Issuers, Footnote [Text Block]	The selected peer group is the NYSE Arca Airline Index (^XAL).
PEO Total Compensation Amount	$ 3,166,110	$ 3,871,281	$ 2,591,445
PEO Actually Paid Compensation Amount	$ 2,445,523	3,113,927	618,389
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
The dollar amounts reported as “compensation actually paid” to the Company’s PEO and the average amount reported as “compensation actually paid” to the NEOs as a group (excluding the PEO), are computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to such PEO and NEOs during the applicable year. The valuation methodologies and assumptions used when calculating the equity values included in compensation actually paid are not materially different than those used when calculating the amounts included in the Summary Compensation Table. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the PEO’s total reported compensation for each year to determine the compensation actually paid:

Year	PEO or NEOs	Reported Summary Compensation Table Total	[Less] Reported Value of Equity Awards (a)	[Plus] Fair Value at Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	[Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	[Plus] Change in Fair Value as of vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	[Less] Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	[Plus] Value of Dividends other Earnings or Paid on Stock or Option Awards Not Otherwise Reflected in Value of Total Compensation	[Equals] Compensation Actually Paid

2022	PEO	$3,166,110	$1,320,730	$869,534	($214,679)	$0	($54,712)	$0	$0	$2,445,523

2022	NEOs	$1,581,215	$745,738	$507,819	($92,250)	$0	($19,462)	$0	$0	$1,231,584

2021	PEO	$3,871,281	$2,101,739	$1,824,984	($368,367)	$0	($2,564)	$109,668	$0	$3,113,927

2021	NEOs	$1,671,535	$860,774	$733,482	($123,681)	$0	($17,554)	$34,070	$0	$1,368,937

2020	PEO	$2,591,445	$1,921,116	$1,158,564	($816,017)	$0	($10,636)	$383,851	$0	$618,389

2020	NEOs	$1,064,081	$655,503	$395,311	($250,729)	$0	($36,898)	$145,866	$0	$370,397

(a)
For the PEO, the grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. For the NEOs, the grant date fair value of equity awards repres
e
nts the average of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 1,581,215	1,671,535	1,064,081
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,231,584	1,368,937	370,397
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The dollar amounts reported as “compensation actually paid” to the Company’s PEO and the average amount reported as “compensation actually paid” to the NEOs as a group (excluding the PEO), are computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to such PEO and NEOs during the applicable year. The valuation methodologies and assumptions used when calculating the equity values included in compensation actually paid are not materially different than those used when calculating the amounts included in the Summary Compensation Table. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the PEO’s total reported compensation for each year to determine the compensation actually paid:

Year	PEO or NEOs	Reported Summary Compensation Table Total	[Less] Reported Value of Equity Awards (a)	[Plus] Fair Value at Fiscal Year- End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	[Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	[Plus] Change in Fair Value as of vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	[Less] Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	[Plus] Value of Dividends other Earnings or Paid on Stock or Option Awards Not Otherwise Reflected in Value of Total Compensation	[Equals] Compensation Actually Paid

2022	PEO	$3,166,110	$1,320,730	$869,534	($214,679)	$0	($54,712)	$0	$0	$2,445,523

2022	NEOs	$1,581,215	$745,738	$507,819	($92,250)	$0	($19,462)	$0	$0	$1,231,584

2021	PEO	$3,871,281	$2,101,739	$1,824,984	($368,367)	$0	($2,564)	$109,668	$0	$3,113,927

2021	NEOs	$1,671,535	$860,774	$733,482	($123,681)	$0	($17,554)	$34,070	$0	$1,368,937

2020	PEO	$2,591,445	$1,921,116	$1,158,564	($816,017)	$0	($10,636)	$383,851	$0	$618,389

2020	NEOs	$1,064,081	$655,503	$395,311	($250,729)	$0	($36,898)	$145,866	$0	$370,397

(a)
For the PEO, the grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. For the NEOs, the grant date fair value of equity awards repres
e
nts the average of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Amount	$ 48.33	54.2	60.65
Peer Group Total Shareholder Return Amount	48.03	74.24	75.55
Net Income (Loss)	$ (544,150)	$ (472,569)	$ (428,700)
Company Selected Measure Amount	0.0673	0.0674	0.079
PEO Name	Edward M. Christie III
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,320,730)	$ (2,101,739)	$ (1,921,116)
PEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	869,534	1,824,984	1,158,564
PEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(214,679)	(368,367)	(816,017)
PEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value as of vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(54,712)	(2,564)	(10,636)
PEO [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(109,668)	(383,851)
PEO [Member] | Value of Dividends other Earnings or Paid on Stock or Option Awards Not Otherwise Reflected in Value of Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(745,738)	(860,774)	(655,503)
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	507,819	733,482	395,311
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(92,250)	(123,681)	(250,729)
Non-PEO NEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(19,462)	(17,554)	(36,898)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(34,070)	(145,866)
Non-PEO NEO [Member] | Value of Dividends other Earnings or Paid on Stock or Option Awards Not Otherwise Reflected in Value of Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0